As filed with the Securities  and Exchange  Commission on February 28, 2003
                                                Securities Act File No. 33-25378
                                       Investment Company Act File No. 811-05684

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
                                     ----------

         Post-Effective Amendment No.     25                                 |X|
                                      ------------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    25                                                 |X|
                       -----------


                               ALPINE EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)
                       615 East Michigan Street, 3rd floor
                           MILWAUKEE, WISCONSIN 53202
                    (Address of Principal Executive Offices)

                                 (866) 729-6633
               (Registrant's Telephone Number, Including Area Code

                                Samuel A. Lieber
                      Alpine Management & Research, L.L.C.
                        122 East 42nd Street, 37th floor
                            New York, New York 10168
                     (Name and address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
-----

  X      on  March 1, 2003  pursuant to paragraph (b)
-----        -----------------

         60 days after filing pursuant to paragraph (a)(1)
-----

         on ____________ pursuant to paragraph (a)(1)
-----

         75 days after filing pursuant to paragraph (a)(2)
-----

         on                            pursuant to paragraph (a)(2) of Rule 485.
-----     ----------------------------


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                     [LOGO]
                       Alpine U.S. Real Estate Equity Fund

                  Alpine International Real Estate Equity Fund
                       Alpine Realty Income & Growth Fund

                                   PROSPECTUS

                            Class Y (No Load) Shares

                          Series of Alpine Equity Trust
             615 East Michigan Street 3rd Floor Milwaukee, WI 53202


                     For More Information Call 888-785-5578
                                       or
                     View Our Website at www.alpinefunds.com


                               Dated March 1, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities and has not passed on the adequacy or accuracy of the information in this Prospectus. It is a criminal offense to state otherwise.


Alpine Equity Trust

                               Table of Contents
                                 About the Funds
--------------------------------------------------------------------------------
                                         1   Investment Objectives and Principal
                                             Investment Strategies
                                         2   Who Should Invest
                                         2   Main Risks
                                         4   Past Performance
                                         6   Fees and Expenses

                Principal Investment Strategies and Related Risks
--------------------------------------------------------------------------------

                                         8 Principal Investment Strategies
                                         8   Investment Risks

                             Management of the Fund
--------------------------------------------------------------------------------

                                        10   Investment Adviser
                                        10   Portfolio Manager

                                How to Buy Shares
--------------------------------------------------------------------------------

                                        11   Purchases by Mail
                                        11   Purchases by Wire
                                        12 How the Funds Value Their Shares
                                        12   Additional Information

                              How to Redeem Shares
--------------------------------------------------------------------------------

                                        13   Redeeming Shares by Mail
                                        13   Redeeming Shares by Telephone
                                        14   General

                               Exchange Privilege
--------------------------------------------------------------------------------

                                        15   Exchanges by Telephone
                                        15   Exchanges by Mail

                              Shareholder Services
--------------------------------------------------------------------------------

                                        16   Systematic Investment Plan
                                        16   Telephone Investment Plan
                                        16   Systematic Cash Withdrawal Plan
                                        16   Investments Through Employee
                                             Benefit and Savings Plans
                                        16   Automatic Reinvestment Plan
                                        16   Tax Sheltered Retirement Plans

                       Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

                                        17   Dividend Policy
                                        17   Taxation of the Funds
                                        17   Taxation of Shareholders

                              Financial Highlights
--------------------------------------------------------------------------------

                                        18

                             Additional Information
--------------------------------------------------------------------------------

                                        21

About the Funds

Investment          Alpine U.S. Real Estate Equity Fund (the "U.S.  Fund") seeks
Objectives and      long-term  capital  growth.  Current  income is a  secondary
Principal           objective.
Investment
Strategies
                    The U.S. Fund invests primarily in the equity securities of United States issuers which are principally engaged in the real estate industry or own significant real estate assets.

                    In managing the assets of the U.S. Fund, Alpine Management & Research, LLC (the "Adviser") generally pursues a value oriented approach. It seeks to identify investment opportunities in equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or revenues. The Adviser considers other company fundamentals and the strength of a company's management in making investment decisions. The U.S. Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

                    Alpine   International   Real   Estate   Equity   Fund  (the
                    "International   Fund")  seeks  long-term   capital  growth.
                    Current income is a secondary objective.

                    The International Fund invests primarily in the equity securities of non-United States issuers which are principally engaged in the real estate industry or own significant real estate assets. The Fund pursues a flexible strategy of investing in companies throughout the world. However, it is anticipated that the International Fund will give particular consideration to investments in the United Kingdom, Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, Malaysia and Thailand.

                    In managing the assets of the International Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies. The Adviser also considers other company fundamentals and the strength of a company's management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates. The International Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

                    Alpine Realty Income & Growth Fund (the "Income and Growth Fund") seeks a high level of current income. Capital appreciation is a secondary objective.

                    The Income and Growth Fund is a non-diversified investment portfolio that invests primarily in the securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.

                    In managing the assets of the Income and Growth Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. The Income and Growth Fund also invests in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions. In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company. The Adviser will also emphasize investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.


Who Should Invest   You should consider  investment in one or more of the Alpine
                    Real Estate Funds if you are seeking:

                    o investment exposure to companies operating in the real estate sector;
                    o    liquidity in a real estate-related investment; and
                    o investment offering returns that may have less correlation to the returns of the
                    o    stock  and  bond  markets  than  equity   mutual  funds
                         generally.

                                    [GRAPHIC]


Main Risks          Investments  in the  Alpine  Real  Estate  Funds,  like  any investment, are subject to certain risks. The value of a Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of a Fund's shares to increase or decrease.
                    You could lose money on an investment.


                    General Risks of Securities Linked to the Real Estate Market -- Because the Funds concentrate their investments in the real estate industry, their portfolios may experience more volatility and be exposed to greater risk than the portfolios of many other mutual funds. The values of the Funds' shares are affected by factors affecting the values of real estate and the earnings of companies engaged in the real estate industry. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; and changes in interest rates.

                    The value of real estate related securities is also affected by changes in general economic and market conditions. The Funds' concentration of its investments in these securities may result in a substantial difference between the investment performance of the Funds as compared to the investment performance of the stock market generally.


                    Risks of Investing in Foreign Securities -- Each of the Funds may invest in foreign securities. The International Fund normally invests its assets primarily in foreign securities. These investments involve certain risks not generally associated with investments in the securities of United States issuers. There may be more limited information publicly available concerning foreign issuers than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.
                    Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation in other emerging countries. The International Fund will be most susceptible to losses attributable to these risks.

                    Risks of Investing in Fixed Income Securities -- Each of the Funds may invest in fixed income securities. The Income & Growth Fund may invest a significant portion of its assets in these securities. Fixed income securities are subject to credit risk and market risk. Credit risk is the risk of the issuers inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Funds invest. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

                    Risk of Investing in Non-Diversified Fund - The Realty Income and Growth Fund is "non-diversified." This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds. This may make the Fund's performance more volatile than would be the case if it had a more diversified investment portfolio.



Past Performance    The following bar charts and tables  illustrate the risks of investing in the Alpine Real Estate Funds by showing how each Fund's performance has varied from year-to-year. As with all mutual funds, past performance is not a prediction of future results.

                 Year-to-Year Total Return As of 12/31 Each Year


[BAR CHART]

                      Alpine U.S. Real Estate Equity Fund

1994:   -10.87%
1995:    34.18%
1996:    22.44%
1997:    55.42%
1998:   -21.01%
1999:   -17.58%
2000:    22.44%
2001:    25.19%
2002:     3.12%

                         Best and Worst Quarter Results
   During the periods shown in the chart for the U.S. Real Estate Equity Fund:

Portfolio                            Best Quarter          Worst Quarter
Alpine U.S. Real Estate Equity Fund     29.01%   9/30/97   -24.79%      9/30/98

[BAR CHART]
                  Alpine International Real Estate Equity Fund


1993:   51.42%
1994:  -14.05%
1995:    1.66%
1996:    4.99%
1997:    4.20%
1998:    2.64%
1999:   -2.77%
2000:    2.03%
2001:   -0.74%
2002:    6.17%


                         Best and Worst Quarter Results
During the periods shown in the chart for the  International  Real Estate Equity
Fund:
                                       Best                Worst
Portfolio                             Quarter             Quarter
Alpine International Real
       Estate Equity Fund              16.38%  12/31/98   -17.93%   9/30/98



                       Alpine Realty Income & Growth Fund
[BAR CHART]

1999:    4.63%
2000:   31.99%
2001:   12.64%
2002:   14.95%


                         Best and Worst Quarter Results
  During the periods shown in the chart for the Realty Income and Growth Fund:

Portfolio                            Best Quarter         Worst Quarter
Alpine Realty Income & Growth Fund      16.04%  6/30/00    -6.84%        9/30/99


Average Annual Return As of 12/31 Each Year


                                                                    1        5     10       Since
Fund                                                              Year     Years  Years  Inception*
---------------------------------------------------------------------------------------------------
Alpine U.S. Real Estate Equity Fund
     Return Before Taxes                                          3.12%   0.58%   N/A     10.41%
     Return After Taxes on Distributions                          3.08%   0.51%   N/A      8.69%
     Return After Taxes on Distribution and Sale of Fund Shares   1.92%   0.43%   N/A      7.80%
---------------------------------------------------------------------------------------------------
Wilshire Real Estate Securities Index                             2.66%   3.45%   N/A      8.65%
Lipper Real Estate Fund Average                                   4.07%   2.82%   N/A      7.79%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Alpine International Real Estate Equity Fund
     Return Before Taxes                                          6.17%   1.42%   4.50%    3.41%
     Return After Taxes on Distributions                          5.51%   1.11%   4.08%    3.02%
     Return After Taxes on Distribution and Sale of Fund Shares   3.78%   0.98%   3.50%    2.62%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
GPR Global Real Estate Securities Index                           7.02%   1.72%   5.80%    2.46%
Salomon Smith Barney BMI World (ex. U.S.) Property Index          1.73%  -0.29%   5.56%    1.44%
---------------------------------------------------------------------------------------------------
Alpine Realty Income & Growth Fund
     Return Before Taxes                                         14.95%   N/A     N/A     16.10%
     Return After Taxes on Distributions                         12.37%   N/A     N/A     13.07%
     Return After Taxes on Distribution and Sale of Fund Shares   9.24%   N/A     N/A     11.60%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index                                         3.64%   N/A     N/A      9.50%
---------------------------------------------------------------------------------------------------

* The inception date for U.S Fund was 9/1/1993. The inception date for the International Fund was 2/01/1989. The inception date for the Income & Growth Fund was 12/29/1998.





Fees and Expenses   This table  describes the fees and expenses that you may pay if you buy and hold shares of a Fund.



                                                U.S. Real Estate  International Real Realty Income &
                                                  Equity Fund     Estate Equity Fund   Growth Fund
Shareholder Fees* (fees paid directly from
your investment)                                      None              None             None
                                                ----------------------------------------------------
Annual Portfolio Operating Expenses (expenses

that are deducted from Fund assets)                  0.72%              0.81%           0.57%
Management Fees                                      1.00%              1.00%           1.00%
Distribution and Service (12b-1) Fees                 None              None             None
                                                      ----              ----             ----
Total Gross Annual Portfolio Operating Expenses      1.72%              1.81%           1.57%
Waivers and Reimbursements**                          None              None           (0.11)%
                                                      ----              ----           -------
Total Net Annual Portfolio Operating Expense         1.72%              1.81%           1.46%

Example: The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs or investment return may be higher or lower, based on these assumptions, the costs would be:


                                               1 Year 3 Years  5 Years  10 Years

Alpine U.S. Real Estate Equity Fund            $175     $542      $933   $2,030
Alpine International Real Estate Equity Fund   $184     $569      $980   $2,127
Alpine Realty Income & Growth Fund             $149     $462     $ 797   $1,746


* A $15.00 charge is deducted from redemption proceeds if the proceeds are wired and exchanges are subject to a $5.00 fee.

** The Adviser has agreed contractually to waive its fees and to absorb expenses of the Income and Growth Fund to the extent necessary to assure that ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.50% of the Fund's average net assets. The Income and Growth Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Without the fee waiver arrangement, the Income and Growth Fund's operating expense would have been 1.57%.


Principal Investment Strategies and Related Risks
The following are the Funds' principal investment strategies. A more detailed description of the Funds' investment policies and restrictions, and additional information about the Funds' investments, are contained in the Statement of Additional Information.

Alpine U.S. Real Estate Equity Fund

U.S. Real Estate Companies -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. issuers which are principally engaged in the real estate industry or own significant real estate assets. These companies include, but are not limited to, real estate investment trusts ("REITs"), real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales -- The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Foreign Securities -- The Fund may invest up to 15% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts) ("ADRs") that represent indirect interests in securities of foreign issuers. Defensive Position -- During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.


Alpine International Real Estate Equity Fund
Foreign Real Estate Companies -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three foreign countries which are principally engaged in the real estate industry or which own significant real estate assets.

These companies include, but are not limited to REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies. Foreign Securities -- The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities.

Borrowing and Short Sales -- The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Defensive Position -- During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.



Principal Investment Strategies and Related Risks

Alpine Realty Income & Growth Fund

Real Estate Securities -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers which are principally engaged in the real estate industry or own significant real estate assets. These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities -- The Fund may invest up to 35% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. Fixed Income Securities -- The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of the value of its total assets in non-investment grade debt securities. Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales -- The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Non-Diversified Portfolio -- As a "non-diversified" fund, the Fund may invest in fewer individual companies than a diversified investment company. This means that the Fund may invest a greater percentage of its assets than a diversified investment company in a small number of issuers. As a result, fluctuations in the values of the Fund's investments may have a greater effect on the value of shares of the Fund than would be the case for a diversified investment company.


Defensive Position -- During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.


Investment Risks


Real Estate Securities -- Because the Funds invest primarily in the securities of real estate related companies, the values of the Funds' shares are affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include: changes in the value of real estate properties; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income, neighborhood values or the appeal of property to tenants; and changes in interest rates. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.


REITS -- Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. The Funds' investments in REITs can, in particular, be adversely affected by a deterioration of the real estate rental market, in the case of REITs that primarily own real estate, or by deterioration in the creditworthiness of property owners and changes in interest rates, in the case of REITs that primarily hold mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code").

Foreign Securities -- Investments in foreign securities involve certain risks. There may be more limited information publicly available concerning foreign issuers than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. Alpine International Real Estate Equity Fund normally invests primarily in foreign securities and for this reason it will be most susceptible to losses attributable to these risks.

Smaller Companies -- Many issuers of real estate securities are smaller companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, well-established companies. Also, there is often less publicly available information concerning smaller companies than there is for larger, more established issuers. The equity securities of smaller companies are often traded over-the-counter and may not be traded in the volume typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies. In addition, the prices of the securities of smaller companies may be more volatile than those of larger companies.

Lower Rated Debt Securities (sometimes known as "junk bonds") -- Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Illiquid Securities -- Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which the Fund is carrying the securities.

Use of Leverage and Short Sales -- Subject to certain limitations, the Funds may use leverage in connection with their investment activities and may effect short sales of securities. These investment practices involve special risks. Leverage is the practice of borrowing money to purchase securities. It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. If the security declines in value, the Fund will realize a gain on the transaction. However, if the price of a security increases in value, the Fund will suffer a loss, which could be significant because there is no limit on the amount the price of the security may increase.

Portfolio Turnover -- The Funds may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Funds to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Funds. However, it is expected that the annual portfolio turnover rate of each Fund will not exceed 150%. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.


Other Investments -- The Funds may use a variety of other investment instruments in pursuing their investment programs. The investments of the Funds may include: mortgage-backed securities; securities of other investment companies; and various derivative instruments, including options on securities, options on securities indices, options on foreign currencies, forward foreign currency contracts, and futures contracts. Various risks are associated with these investments.


Management of the Fund
The management of each Fund is supervised by the Board of Trustees of Alpine Equity Trust (the "Trust"). Alpine Management & Research, LLC (the "Adviser") serves as the investment adviser of the Funds.

Investment Adviser

The Adviser provides investment advisory and management services to the Funds and other advisory clients. All of its client accounts are invested principally in real estate securities. Mr. Samuel A. Lieber is the controlling person of the Adviser.

As investment adviser to the Funds, the Adviser manages the Funds' investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. The U.S. Fund and the Income & Growth Fund each pay the Adviser a monthly fee computed at the annual rates of:
1% of the average daily net assets of the Fund on the first $750 million of assets; 0.9% of average daily net assets on an annual basis on the next $250 million in assets; and 0.8% of average daily net assets on assets in excess of $1 billion. The International Fund pays the Adviser a monthly fee computed at the annual rate of 1% of the average daily net assets of the Fund. The advisory fees paid by the Funds are higher than those paid by most other mutual funds, but are comparable to the fees paid by many funds with similar investment objectives and policies. The total estimated annual expenses of the Funds are set forth in the section entitled "FEES AND EXPENSES."

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of the Funds' shares as a factor in the selection of dealers to effect portfolio transactions for the Funds.


Portfolio Manager


Mr. Samuel A. Lieber serves as the portfolio manager for the U.S. Fund and the International Fund and has served in that capacity since the inception of each Fund. Mr. Lieber was the co-manager of the Alpine Realty Income & Growth Fund from its inception through December 1999. From 1985 until February 17, 1998 (when the Adviser assumed responsibility for managing the Funds), Mr. Lieber was a portfolio manager with Evergreen Asset Management Corp., the former adviser of theU.S. Fund and the International Fund.


Mr. Robert W. Gadsden is the portfolio manager of the Alpine Realty Income & Growth Fund and serves as Senior Real Estate Analyst for the Adviser. Prior to joining the Adviser in 1999, Mr. Gadsden was a Vice President of the Prudential Realty Group.


How to Buy Shares
No sales charges are imposed on the purchase of Class Y shares of the Funds. You may purchase Class Y shares of each Fund at net asset value as described below or through your financial intermediary. The minimum initial investment in each Fund is $1,000. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Funds.


Purchases by Mail To make an initial purchase by mail:

o    Complete the enclosed Application.

o Mail the Application, together with a check made payable to the Alpine Funds to: Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701. (Checks not drawn on U.S. banks will be subject to foreign collection, which will delay the investment date, and will be subject to processing fees. The Funds do not accept third party checks.)

o Subsequent investments may be made in the same manner, but you need not include a Application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA Patriot Act of 2001, please note that the Funds' transfer agent will verify certain information on your account application as part of the Funds' Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds' transfer agent at 888-785-5578 if you need additional assistance when completing your application.


Purchases by Wire

o    To make an initial purchase by wire:
o    Call the Alpine Funds at 888-785-5578 for an account number.
o Instruct your bank (which may charge a fee) to wire federal funds to U.S. Bank, N.A., as follows:


     U.S. Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, WI 53202, ABA No. 042000013,
     Credit U.S. Bancorp Fund Services, LLC,
     DDA No. 112-952-137,
     Attn.: Alpine Funds, New Account
     For: Account Name (Name of Investor).


o The wire must specify the Fund in which the investment is being made, account registration, and account number.
o A completed Application must also be sent to the Alpine Funds, indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing your account number with the Fund.
o Subsequent wire investments may be made by following the same procedures. However, you need not call for another account number if you are purchasing shares of a Fund in which you already own shares.

How the Funds Value Their Shares

The net asset value of Class Y shares of each Fund is calculated by dividing the value of the Fund's net assets attributable to the class by the number of outstanding shares of the class. Net asset value is determined each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.


Additional Information

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Class Y shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Funds. The Funds do not accept third party checks.


How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open, either directly or through your financial intermediary. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to ten business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail To redeem shares by mail:

Send a signed letter of instruction and, if certificates for shares have been issued, the signed certificates and an executed stock power form, to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701. (Stock power forms are available from your financial intermediary, the Alpine Funds, and most commercial banks.)

o Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

o Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent.

o Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

o    For further information, call 888-785-5578.

Redeeming Shares by Telephone To redeem shares by telephone:

o Call 888-785-5578 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

o    Specify the amount of shares you want to redeem (minimum $1,000).

o Provide the account name, as registered with a Fund, and the account number.

o Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $15 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice.

o During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701.

o The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.


To redeem shares by telephone, you must indicate this on your Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.


General

A redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days' written notice to increase the account value before the account is closed. Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.


Exchange Privilege

You may exchange some or all of your Class Y shares of a Fund for Class Y shares of one of the other Funds. You may do this through your financial intermediary, or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund. Exchanges are subject to a $5.00 fee. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.

The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. You are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice and is only available in states in which shares of the Fund being acquired may lawfully be sold.

Exchanges by Telephone

To exchange shares by telephone:

o    Call 888-785-5578.
o    Shares exchanged by telephone must have a value of $1,000 or more.
o Exchange requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day.
o During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701.
o The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on the Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail To exchange shares by mail:

o Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).
o If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.
o    For further information, call 888-785-5578.


Shareholder Services


The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 888-785-5578. Some services are described in more detail in the Application.

Systematic Investment Plan. You may make regular monthly or quarterly investments automatically in amounts of not less than $25 per month. The minimum initial investment requirement does not apply if you establish a Systematic Investment Plan. However, each Fund reserves the right to close an account that through redemptions or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months from the date of initial investment. Shares purchased using the Systematic Investment Plan may not be redeemed for ten business days from the date of investment.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. If a telephone investment request is received by 4:00 p.m. (Eastern time), shares will be purchased two days after the date the request is received. Shares purchased under the Telephone Investment Plan may not be redeemed for ten business days from the date of investment.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive (or designate a third party to receive) regular monthly or quarterly checks in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you must elect to have dividends and capital gain distributions on your Fund shares reinvested.


Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and recordkeeping services to those plans.


Automatic Reinvestment Plan. For your convenience, all dividends and distributions of a Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least three full business days before a given record date to be effective on that date. If you elect to receive dividends or distributions in cash and the U.S. Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or distributions will be reinvested in shares at the net asset value in affect at the time of reinvestment.


Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; and (ii) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.


Dividends, Distributions and Taxes

Dividend Policy. It is the policy of each Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year.


Taxation of the Funds. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, a Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting these distribution requirements.



Taxation of Shareholders. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from a Fund whether dividends and distributions are paid in cash or reinvested in additional shares. Questions on how distributions will be taxed should be directed to your tax adviser.

Generally, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 20% with respect to capital assets held for more than 12 months, and 18% with respect to capital assets acquired after December 31, 2000 and held for more than 5 years. The highest rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year. A Fund may be subject to foreign withholding taxes which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes. Shareholders who are subject to U.S. Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. A Fund's transactions in options, futures and forward contracts are subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

Each Fund is required by Federal law to withhold a "backup withholding" tax with respect to reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. For amounts paid during 2002 and 2003, the backup withholding rate is 30%. Please see the Statement of Additional Information regarding backup withholding rates in subsequent years. In order to avoid this backup withholding requirement, you must certify on your Application, or on a separate form supplied by the Fund, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.

This discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change. A more detailed discussion is contained in the Statement of Additional Information. You should consult your own tax adviser as to the tax consequences of investing, including the application of state and local taxes which may be different from the Federal income tax consequences described above.



Financial Highlights

The following tables present, for Class Y shares of each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent auditors. It should be read in conjunction with the financial statements and related notes contained in the annual reports to shareholders of the Funds. The annual reports to shareholders may be obtained without charge.

                       Alpine U.S. Real Estate Equity Fund

Financial Highlights

(For a share outstanding throughout each period)


                                       Year       Period
                                       Ended       Ended
                                      October 31, October 31,                 Year Ended September 30,
                                                              ----------------------------------------
                                          2002    2001(a)       2001      2000     1999       1998
                                          ----    -------       ----      ----     ----       ----

CLASS Y SHARES

Net Asset Value, Beginning of Period    $13.54    $13.57       $13.54   $11.07   $12.47     $19.49
----------------------------------------------------------------------------------------------------

Income/(Loss) from Investment
  Operations:
Net investment income/(loss)              0.03      0.00        (0.04)   (0.06)   (0.02)(b)   0.13(b
Net realized/unrealized gains
   (losses) on investment                 3.96     (0.03)        0.07     2.53    (1.26)     (4.32)
----------------------------------------------------------------------------------------------------
   Total from investment operations       3.99     (0.03)        0.03     2.47    (1.28)     (4.19)
----------------------------------------------------------------------------------------------------

Less Distributions:
Net investment income                    --        --           --       --       --         (0.15)
Net realized gains on investments        --        --           --       --       (0.11)     (2.68)

Return of capital                        --        --           --       --       (0.01)     --
----------------------------------------------------------------------------------------------------
   Total distributions                   --        --           --       --       (0.12)     (2.83)
----------------------------------------------------------------------------------------------------

Net Asset Value, End of Period          $17.53    $13.54       $13.57   $13.54   $11.07     $12.47
Total Return                             29.47%    (0.22)%(c)    0.22%   22.31%  (10.40)%   (24.69)%
Annualized Ratios/Supplementary Data:
   Net assets at end of period (000)   $36,083   $19,314      $19,643  $17,891  $17,405    $25,832
   Ratio of expenses to average
        net assets                        1.72%     2.23%(d)     1.98%    2.57%    2.68%      1.70%
   Ratio of net investment income/
     (loss) to average net assets         0.16%    (0.33)%(d)   (0.25)%  (0.47)%  (0.19)%     0.58%
   Ratio of expenses to average net
        assets(e)                           N/A     2.46%(d)     2.16%    2.78%    2.68%      1.72%
   Ratio of interest expense to
        average net assets                0.00%     0.03%(d)      N/A     0.30%     N/A        N/A
   Portfolio turnover(f)                   115%       10%         151%     143%      77%       138%



(a)  For the period from October 1, 2001 to October 31, 2001.
(b) Net investment income per share is calculated using average shares outstanding during the period.
(c)  Not annualized.
(d)  Annualized.
(e) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.



                  Alpine International Real Estate Equity Fund

Financial Highlights

(For a share outstanding throughout each period)
                                                        Year Ended October 31,
                                       --------------------------------------------------------
                                          2002       2001     2000(a)      1999        1998
                                          ----       ----     -------      ----        ----
CLASS Y SHARES
Net Asset Value, Beginning of Period    $12.34     $12.73    $13.23       $12.96      $12.97

Income/(Loss) from Investment
        Operations:
Net investment income (loss)              0.12(b)    -        (0.14)(a)     0.03(a)     0.01
Net realized/unrealized gains (losses)
 on  investments                          1.60      (0.39)    (0.31)        0.25       (0.02)
-----------------------------------------------------------------------------------------------
Total from investment operations          1.72      (0.39)    (0.45)        0.28       (0.01)
-----------------------------------------------------------------------------------------------

Less Distributions:
Net investment income                    (0.25)     --        (0.04)       (0.01)      --
Return of capital                        --         --        (0.01)       --          --
-----------------------------------------------------------------------------------------------
   Total distributions                   (0.25)     --        (0.05)        0.01       --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $13.81     $12.34    $12.73       $13.23      $12.96
-----------------------------------------------------------------------------------------------
   Total Return                          14.03%     (3.06)%   (3.42)%       2.19%      (0.08)%
Annualized Ratios/Supplementary Data:
   Net assets at end of period (000)   $31.457    $25,344   $29,580     $33,097     $34,646
   Ratio of expenses to average net
        assets                            1.81%      1.96%     2.40%        2.08%       1.78%
   Ratio of net investment income/
      (loss) to average net assets        0.82%      0.00%    (1.08)%       0.24%       0.04%
   Ratio of expenses to average net
        assets(c)                          N/A       2.14%     2.60%        2.08%       1.78%
   Ratio of interest expense to
        average net assets                0.00%      0.11%     0.33%      N/A         N/A
   Portfolio turnover                       48%        49%       72%          31%         82%



(a) Net investment income per share is calculated using average shares outstanding during the period.
(b) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(c) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.




                       Alpine Realty Income & Growth Fund
Financial Highlights

(For a share outstanding throughout each period)
                                                                    Period Ended
                                         Year Ended October 31,      October 31,
                                         2002       2001     2000     1999(a)
                                         ----       ----     ----     -------

CLASS Y SHARES
Net Asset Value, Beginning of Period    $11.92     $11.43    $9.90    $10.00

Income/(Loss) from Investment
        Operations:
Net investment income                     0.76(c)    0.59     0.67      0.64(b)
Net realized/unrealized gains
        (losses) on investments           1.74       0.71     1.77     (0.32)
-------------------------------------------------------------------------------

   Total from investment operations       2.50       1.30     2.44      0.32

Less Distributions:
From net investment income               (0.81)     (0.81)   (0.88)    (0.42)
Net realized gains on investments        (0.06)     --       (0.01)    --
Return of capital                        --         --       (0.02)    --
-------------------------------------------------------------------------------
   Total distributions                   (0.87)     (0.81)   (0.91)    (0.42)
-------------------------------------------------------------------------------

Net Asset Value, End of Period          $13.55     $11.92   $11.43     $9.90
   Total Return                          21.21%     11.44%   25.72%     3.14%(d)
Annualized Ratios/Supplementary Data:
   Net assets at end of period (000)   $49,650     $8,051   $7,255    $3,842
   Ratio of expenses to average net
        assets                            1.46%      1.41%    1.49%     1.50%(e)
   Ratio of net investment income
        /(loss) to average net assets     5.62%      4.68%    6.10%     7.76%(e)
   Ratio of expenses to average net
        assets(f)                         1.57%      2.59%    3.10%     4.18%(e)
   Ratio of interest expense to
        average net assets                0.00%      0.11%    0.12%   N/A
   Portfolio Turnover                    86%       149%     137%      159%


(a) For the period from December 29, 1998 (commencement of class operations) to October 31, 1999.
(b) Net investment income per share is calculated using average shares outstanding during the period.
(c) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(d)  Not annualized.
(e)  Annualized.
(f) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee waiver or reimbursement had not occurred, the ratios would have been as indicated.




Additional Information

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer by the Funds to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.



                               INVESTMENT ADVISER
                        ALPINE MANAGEMENT & RESEARCH, LLC
                        122 East 42nd Street, 37th Floor
                            New York, New York 10168

                                    CUSTODIAN
                                 U.S. BANK, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                   TRANSFER AGENT & DIVIDEND DISBURSING AGENT
                         U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP

                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202


                                   DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202



To Obtain More Information About the Funds

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports -- Additional information is available in each Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus. To obtain free copies of the annual or semi-annual report or the SAI or to discuss questions about the Funds:

By Telephone-- 1-888-785-5578

By Mail -- Alpine Real Estate Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701

From the SEC -- Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                   Investment Company Act File Number 811-05684.





                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2003



                               ALPINE EQUITY TRUST
                       615 East Michigan Street 3rd Floor
                               Milwaukee, WI 53202
                                  888-785-5578

                Alpine U.S. Real Estate Equity Fund ("U.S. Fund")
       Alpine International Real Estate Equity Fund ("International Fund")
         Alpine Realty Income and Growth Fund ("Income and Growth Fund")


                                    Y Shares


     This Statement of Additional Information pertains to Alpine U.S. Real Estate Equity Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income and Growth Fund (collectively, the "Funds"). The Funds are separate series of Alpine Equity Trust (the "Trust"). Shares of the Funds are offered through a Prospectus. A copy of the Prospectus may be obtained without charge by calling the number listed above. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with additional information regarding the activities and operations of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectus.


                                TABLE OF CONTENTS


DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS.................................1
TYPES OF INVESTMENTS...........................................................1
SPECIAL INVESTMENT TECHNIQUES.................................................13
INVESTMENT RESTRICTIONS.......................................................17
ADDITIONAL NON-FUNDAMENTAL INVESTMENT POLICIES................................21
CERTAIN RISK CONSIDERATIONS...................................................22
PORTFOLIO TURNOVER............................................................22
MANAGEMENT....................................................................23
CODE OF ETHICS................................................................29
INVESTMENT ADVISER............................................................29
DISTRIBUTOR...................................................................31
ALLOCATION OF BROKERAGE.......................................................31
ADDITIONAL TAX INFORMATION....................................................33
NET ASSET VALUE...............................................................37
PURCHASE OF SHARES............................................................38
Anti-Money Laundering Program.................................................39
REDEMPTIONS...................................................................40
HISTORY OF THE FUNDS AND GENERAL INFORMATION..................................41
PERFORMANCE INFORMATION.......................................................44
GENERAL.......................................................................47
FINANCIAL STATEMENTS..........................................................47
APPENDIX "A"..................................................................48
APPENDIX "B"..................................................................54



                 DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS

     The investment objective of each Fund and a description of the principal investment strategies of each Fund is set forth under "ABOUT THE FUNDS" and "PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS" in the Prospectus. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund.

     Alpine Management & Research, LLC (the "Adviser") serves as the investment adviser of each Fund.

                              TYPES OF INVESTMENTS
Equity Securities

     Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Convertible Securities

     Each Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     Each Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

     Each Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities

     Each Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets ("foreign securities"). To the extent that foreign securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: the Funds' net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase.

     Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The performance of the Funds will be measured in U.S. dollars, the base currency for the Funds. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

     The Funds may engage in transactions in foreign securities which are listed on foreign securities exchanges, traded in the over-the-counter markets or issued in private placements. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords the Funds the ability to obtain best price and execution.

     Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
(6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Funds to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries. These various risks may be greater in emerging market countries.

     American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Fixed Income Securities

     The Funds may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. Fixed income securities may include:

o    bonds, notes and debentures issued by corporations;
o debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("U.S. Government Securities");
o    municipal securities;
o    mortgage-backed and asset-backed securities;
o debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

     The Funds may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities have received a rating from Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's") in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities. Non-investment grade debt securities (typically called "junk bonds") have received a rating from S&P or Moody's of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade. Each Fund may invest up to 15% of the value of its total assets in non-investment grade debt securities. However, the Funds may not invest in debt securities rated below Ccc by S&P or Caa by Moody's (or unrated debt securities determined to be of comparable quality by the Adviser). There are no limitations on the maturity of debt securities that may be purchased by the Funds.

Sovereign Debt Obligations

     Each Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Securities of Other Investment Companies

     Each Fund may invest in the securities of other registered, open-end investment companies that have investment objectives and policies similar to its own. The Funds may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly. Any investment by a Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the Investment Company Act of 1940 (the "1940 Act"). Shareholders of a Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Funds.

     Each Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their net asset value, but may also trade at a premium to net asset value. The Funds may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium. Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations. Shareholders of the Funds will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Funds. Mortgage-Backed Securities

     Each Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which the Funds may invest include collateralized mortgage obligations ("CMOs") and interests in real estate mortgage investment conduits ("REMICs").

     CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (the "Code") and have the same characteristics as CMOs.

     Each Fund may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid. The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

     Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interests rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Asset-Backed Securities

     Each Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

     Asset-backed securities may be "stripped" into classes in a manner similar to that described under the "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

Strategic Investments

Foreign Currency Transactions; Currency Risks

     Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, a Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

     Each Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

     The Funds may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in a Fund's best interest to do so. The Funds will not speculate in foreign currency.

     Except for cross-hedges, a Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. At the consummation of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.

     It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options

     The Funds may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities. These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by the Funds. Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. A Fund may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by the Fund would represent more than 5% of the Fund's net assets. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

     A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options

     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions

     By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     A foreign currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Illiquid Securities

     The Trust's Board of Trustees (the "Trustees") has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "1933 Act"). Rule 144A (the "Rule") is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)           the frequency of trades and quotes for the security;
(ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades

When-Issued and Delayed Delivery Securities

     These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

Lending of Portfolio Securities

     The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Temporary Investments

     For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality fixed income securities and money market instruments, or may temporarily hold cash in such amounts as the Adviser deems appropriate. Fixed income securities will be deemed to be of high quality if they are rated "A" or better by S&P or the corresponding rating by Moody's or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

o    Government Securities;
o    commercial paper;
o certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation;
o    repurchase agreements for U.S. Government Securities;
o short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.; and
o    repurchase agreements.

     Repurchase   agreements  are  agreements   under  which  a  Fund  purchases
securities from a bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral. The Funds have adopted procedures designed to minimize the risks of loss from repurchase agreements.

     The Funds' custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and involve risks similar to those discussed under "Borrowing" below. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Short Sales

     Each of the Funds may effect short sales of securities. A short sale involves the sale of a security that a Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. The Fund selling short must borrow the security sold short and will be obligated to return the security to the lender. This is accomplished by a later purchase of the security by the Fund to close its short position. When a Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short. A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets.

     The use of short sales is considered a speculative investment practice. The limited use of this practice, however, permits the Funds to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

     The Funds may also effect short sales "against the box" to hedge against a decline in the value of a security owned by the Fund. These transactions are not subject to the 10% limitation described above. However, if a Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

Borrowing

     Each Fund may borrow money for investment purposes (which is a practice known as "leverage"). Leveraging creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's net assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders, the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrower funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging was not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

                          SPECIAL INVESTMENT TECHNIQUES

     Each Fund may engage in transactions in options and futures contracts and options on futures contracts. These instruments derive their performance, at least in part, from the performance of an underlying asset or index. The discussion below provides additional information regarding the use of options on stock indices and stock index futures. Appendix B to this Statement of Additional Information sets forth further details regarding options and futures.

Regulatory Matters

     The Funds will comply with and adhere to all limitations on the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, the Funds will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its net assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of a Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

     Options on Securities - Each Fund may purchase call and put options on securities to seek capital growth or for hedging purposes. The Funds may also write and sell covered call and put options for hedging purposes.

     Options on Securities Indices - Each Fund may purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes.

     Each Fund may invest up to 10% of the value of its net assets, represented by premiums paid, to purchase call and put options on securities and securities indices. A Fund may not write covered call and put options on securities and securities indices with aggregate exercise prices in excess of 15% of the value of its net assets.

Risks of Options on Stock Indices

     The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurred, a Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     The purchaser of an index option may also be subject to a timing risk. If an option is exercised by a Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund would be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, a Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Funds will not purchase or sell any index option contract unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that such risk in connection with such transactions is no greater than such risk in connection with options on stocks.

Stock Index Futures Characteristics

     Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. A determination as to which of the index contracts would be appropriate for purchase or sale by the Funds will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

     Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract. Instead, the Funds will be required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Funds upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Funds may be required to make during the term of the contracts to their broker. Such payments would be required where, during the term of a stock index futures contract purchased by the Funds, the price of the underlying stock index declined, thereby making the Funds' position less valuable. In all instances involving the purchase of stock index futures contracts by the Funds, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Funds' custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Funds may elect to close their position by taking an opposite position which will operate to terminate their position in the futures contract. For a more complete discussion of the risks involved in stock index futures, refer to the Appendix ("Futures and Options").

     Where futures are purchased to hedge against a possible increase in the price of a security before the Funds are able to fashion their program to invest in the security or in options on the security, it is possible that the market may decline instead. If the Funds, as a result, concluded not to make the planned investment at that time because of concern as to the possible further market decline or for other reasons, the Funds would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Funds have insufficient available cash, they may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Except  as  noted,   the  investment   restrictions  set  forth  below  are
fundamental and may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding voting securities of that Fund. Where an asterisk (*) appears, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Trustees without shareholder approval. As used in this Statement of Additional Information and in the Prospectuses, "a majority of the outstanding voting securities of a Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares of the Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

1.       Diversification

U.S. Fund
     The Fund may not invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of its total assets may be invested without regard to such 5% limitation.

     In addition, the U.S. Fund may not purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.*

International Fund
     With respect to 75% of its total assets, the Fund may not purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer.

Income and Growth Fund

     The Fund may not invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 50% of the value of its total assets may be invested without regard to such 5% limitation.

     In addition, the Income and Growth Fund may not purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.*

2.       Investment for Purposes of Control or Management
     The U.S. Fund*, the International Fund and the Income and Growth Fund* may not invest in companies for the purpose of exercising control or management.

3.       Purchase of Securities on Margin
     The U.S. Fund*, the International Fund and the Income and Growth Fund* may not purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

4.       Underwriting

U.S. Fund
     The U.S. Fund may not engage in the business of underwriting securities of other issuers.

International Fund
     The International Fund will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

Income and Growth Fund
     The Income and Growth Fund may not engage in the business of underwriting securities of other issuers.

5.    Interests in Oil, Gas or Other Mineral Exploration or Development Programs

     The Funds may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

6.       Concentration in Any One Industry

     Each Fund will concentrate its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, each Fund may temporarily invest less than 25% of the value of its assets in such securities during periods of adverse economic conditions in the real estate industry.

7.       Short Sales

     Each Fund may effect short sales of securities subject to the limitation that a Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund's net assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales "against the box"), this limitation is not applicable.

8.       Lending of Funds and Securities

     The Funds may not make loans of money or securities, except to the extent that the Funds may lend money through the purchase of permitted investments, including repurchase agreements, and may lend securities in accordance with such procedures as may be adopted by the Trustees.

     The Funds may not lend their portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

9.       Commodities

U.S. Fund
     The U.S. Fund may not purchase, sell or invest in physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities of other instruments backed by physical commodities).

International Fund
     The Fund may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit the Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

Income and Growth Fund
     The Fund may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit the Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

10.      Real Estate

U.S. Fund
     The U.S. Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

International Fund
     The International Fund may not purchase or invest in real estate or interests in real estate (although it may purchase securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).

Income and Growth Fund
     The Income and Growth Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

11.      Borrowing, Senior Securities, Reverse Repurchase Agreements

     The Funds may not issue senior securities as defined by the 1940 Act, except that a Fund may borrow money from banks and enter into reverse repurchase agreements (i) in the aggregate amount of up to 10% of the value of its total assets to increase its holdings of portfolio securities and (ii) for temporary extraordinary or emergency purposes, subject to the overall limitation that total borrowings by the Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of the Fund's total assets (measured in each case at the time of borrowing).

12.      Joint Trading

     The U.S. Fund*, the International Fund and the Income and Growth Fund* may not participate on a joint or joint and several basis in any trading account in any securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

13.      Pledging Assets

     The Funds may not pledge, mortgage, hypothecate or otherwise encumber their assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

14.      Investing in Securities of Other Investment Companies

     The U.S. Fund*, the International Fund* and the Income and Growth Fund* will each limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company and will invest no more than 10% of its total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets.

15.      Illiquid Securities.

     Each Fund may not invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the 1933 Act, which the Trustees have determined to be liquid.*

16.      Options.*

     The Funds may write, purchase or sell put or call options on securities, stock indices and foreign currencies, or combinations thereof, as discussed elsewhere in this Statement of Additional Information.*

17.      Futures Contracts.*

     The Funds may not purchase financial futures contracts and related options except for "bona fide hedging" purposes, but may enter into such contracts for non-hedging purposes provided that aggregate initial margin deposits plus premiums paid by the Fund for open futures options positions, less the amount by which any such positions are "in-the-money," may not exceed 5% of the Fund's total assets.

     Except as otherwise stated in this Statement of Additional Information or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time a Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of a Fund, will not result in a violation of such restriction.

     For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

                 ADDITIONAL NON-FUNDAMENTAL INVESTMENT POLICIES

     The Funds have adopted the following policies which are non-fundamental and may be changed by the Trustees without shareholder approval.

     Alpine U.S. Real Estate Equity Fund -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. issuers which are principally engaged in the real estate industry or own significant real estate assets.

     Alpine International Real Estate Equity Fund -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three foreign countries which are principally engaged in the real estate industry or which own significant real estate assets.


     Alpine Realty Income & Growth Fund -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities which are principally engaged in the real estate industry or own significant real estate assets.


     In addition, each Fund has adopted the non-fundamental policy that it will provide its shareholders with at least 60 days prior notice of any change in the Fund's "80%" policy as described above. The notice will be provided in plain English in a separate written document and will contain the following prominent statement, or similar clear and understandable statement, in bold-face type:
"Important Notice Regarding Change in Investment Policy." This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, the statement will appear either on the notice or on the envelope in which the notice is delivered.

                           CERTAIN RISK CONSIDERATIONS

     There can be no assurance that a Fund will achieve its investment objective and an investment in the Funds involves certain risks which are described under "ABOUT THE FUNDS -Main Risks" and "PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS-Investment Risks" in the Funds' Prospectus.

     The Income and Growth Fund is a non-diversified fund within the meaning of the 1940 Act. Its portfolio may be less diversified than the portfolios of investment companies which are diversified as defined by the 1940 Act. While the U.S. Fund and International Fund are diversified within the meaning of the 1940 Act, each of the Funds concentrates its investments in the securities of companies engaged principally in the real estate industry. Investors should understand that investment in the Funds may be subject to greater risk and market fluctuation than an investment in a portfolio of securities representing a broader range of industries and investment alternatives.


                               PORTFOLIO TURNOVER

     For the fiscal periods ended October 31, 2002 and 2001, the portfolio turnover rates for the fund is presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Investment Advisers investment.

                 Turnover Rates                         2002               2001
                 --------------                         ----               ----
U.S. Fund                                               115%               10%*
International Fund                                       48%               49%
Income and Growth Fund                                   86%              149%

         *For period from October 1, 2001 to October 31, 2001.


                                   MANAGEMENT

     The Trustees and executive officers of the Trust, their ages, addresses and principal occupations during the past five years are set forth below:



                         Independent Trustees
------------------------ ----------- --------------- --------------------------------- ---------------------
                         Position(s) Term of Office
                         Held with   and Length of   Principal Occupation During Past  Other Directorships
Name, Address and Age    the Trust   Time Served     Five Years                        Held by Trustee
------------------------ ----------- --------------- --------------------------------- ---------------------

Laurence B. Ashkin (74), Independent Indefinite,     Real estate developer and         Trustee of Alpine
180 East Pearson Street, Trustee     since           construction consultant since     Equity Trust
Chicago, IL                          September, 2001 1980; Founder and President of    (formerly Evergreen
                                                     Centrum Equities since 1987 and   Global Equity
                                                     Centrum Properties, Inc. since    Trust). Trustee
                                                     1980.                             Emeritus of
                                                                                       Evergreen Fund
                                                                                       complex.

------------------------ ----------- --------------- --------------------------------- ---------------------
H. Guy Leibler (48),     Independent Indefinite,     President, Skidmore, Owings &     Director and
14 Wall Street           Trustee     since the       Merrill LLP, since 2001, Chairman Chairman, White
New York, NY 10005                   Trust's         and President of Pailatus, a news Plains Hospital
                                     inception.      media company
                                                     (1997-1999);
                                                     Center; Founding
                                                     Director of Brand
                                                     Space Inc., a
                                                     Director,
                                                     Stellaris brand
                                                     marketing/advertising
                                                     Health Network,
                                                     company
                                                     (1997-1999);
                                                     Trustee of Alpine
                                                                                       Equity Trust

------------------------ ----------- --------------- --------------------------------- ---------------------
Donald Stone (78)        Independent Indefinite,     Retired, Former advisor to        Vice Chairman, White
49 Red Oak Lane          Trustee     since 2002      chairman of Merrill Lynch. (1996  Plains Hospital
White Plains, NY 10604                               to 1999)                          Board; Board Member,
                                                                                       White Plains
                                                                                       Hospital Special
                                                                                       Surgery Board; Board
                                                                                       Member, Save the
                                                                                       Children, Trustee of
                                                                                       Alpine Equity Trust

------------------------ ----------- --------------- --------------------------------- ---------------------


                          Interested Trustees & Officers
------------------------- ---------- --------------- --------------------------------- ---------------------
                          Position(s) Term of Office
                          Held with   and Length of  Principal Occupation During Past  Other Directorships
Name, Address and Age     the Trust   Time Served    Five Years                        Held by Trustee
------------------------- ---------- --------------- --------------------------------- ---------------------
Samuel A. Lieber* (46),  Interested  Indefinite,     CEO of Alpine Management &        Trustee of Alpine
2500 Westchester Ave     Trustee,    since the       Research, LLC since November      Equity Trust
Purchase, NY 10577       Portfolio   Trust's         1997.
                         Manger, and inception.
                         President

------------------------ ----------- --------------- --------------------------------- ---------------------
Robert W. Gadsden (46),  Vice        Indefinite,     Portfolio Manager and Senior Real None
122 East 42nd Street,    President   since 1999      Estate Analyst of Alpine
New York, New York       and                         Management & Research, LLC since
                         Portfolio                   January 1999.  Formerly, Vice
                         Manager                     President, Prudential Realty
                                                     Group (1990-1999).
------------------------ ----------- --------------- --------------------------------- ---------------------
Sheldon R. Flamm (55)    Treasurer   Indefinite,     Chief Financial Officer, Saxon    None
122 East 42nd Street,                since 2002      Woods Advisors, LLC, 1999 to
New York, New York                                   Present; Chief Financial Officer,
                                                     Lieber & Co. a wholly-owned
                                                     subsidiary of First Union
                                                     National Bank), 1997 to 1999,
                                                     Chief Financial Officer of
                                                     Evergreen Asset Management Corp
                                                     March 1987 to September 1999.
------------------------ ----------- --------------- --------------------------------- ---------------------
Oliver Sun (38)          Secretary   Indefinite,     Controller of Alpine Management & None
122 East 42nd Street,                since 2002      Research, LLC, 1998 to present.
New York, New York
------------------------ ----------- --------------- --------------------------------- ---------------------



* Denotes Trustees who are "interested persons" of the Trust or Fund under the 1940 Act.

Compensation

     The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or distributor (or any affiliated company of the Adviser or distributor) in the amount of $5,000. Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) which are incurred in connection with attending meetings of the Board of Trustees will also be reimbursed.


     Set forth below for each of the Trustees is the aggregate compensation (and expenses) paid to such Trustees by the Trust for the twelve-month period ended October 31, 2002.


                                Pension or Retirement                        Total
                     Aggregate   Benefits Accrued As  Estimated Annual Compensation from
                   Compensation        Part of            Benefits           Trust
Name                from Trust     Trust Expenses     Upon Retirement  Paid to Trustees
----                ----------     --------------     ---------------  ----------------

Laurence B. Ashkin    $5,000             $0                $0             $5,000
H. Guy Leibler        $5,000             $0                $0             $5,000
Donald Stone          $2,500             $0                $0             $2,500
Samuel A. Lieber        $0               $0                $0               $0


Trustee Ownership of Fund Shares

         As of February 12, 2003, Samuel A. Lieber owned 5.08% of the U.S. Fund's Class Y shares, 7.16% of the International Fund's Class Y Shares and 1.09% of the Income & Growth Fund's Class Y shares, and all other officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Funds.




Amount Invested Key

A.       $1-$10,000
B.       $10,001-$50,000
C.       $50,001-$100,000
D.        over $100,000


                        Dollar Range of Fund Shares Owned
-------------------- ----------------------------------------------------- --------------------

                                                                  Aggregate Dollar Range of
                                                                    Equity Securities in all
                                                                      Registered Investment
                                                                  Companies Overseen by Trustee
                                 International Income and Growth     in Family of Investment
Name                  U.S. Fund     Fund            Fund                  Companies
-------------------- ---------- -------------- ----------------- --------------------------------
Independent Trustees
Donald Stone            -           -              -                        -
Laurence B. Ashkin      A           A              -                        A
H. Guy Leibler          -           -              -                        -
Interested Trustees
Samuel A. Lieber        D           D              D                        D



--------------------------------------------------------------------------------------------------------
Audit Committee
--------------------------------------------------------------------------------------------------------
Members              Description                                              Meetings
-------              -----------                                              --------
H. Guy Leibler       Responsible for advising the full Board with respect     At least once annually.
Donald Stone         to accounting, auditing and financial matters            The audit committee met
Laurence B. Ashkin   affecting the Trust.                                     twice this year.

--------------------------------------------------------------------------------------------------------
Valuation Committee
--------------------------------------------------------------------------------------------------------
Members              Description                                              Meetings
-------              -----------                                              --------
H. Guy Leibler       The   Valuation    Committee   is    responsible    for  As necessary.
Donald Stone         (1) monitoring  the  valuation of Fund  securities  and
Laurence B. Ashkin   other investments;  and (2) as required, when the Board
                     of  Trustees is not in  session,  determining  the fair
                     value   of   illiquid   and   other    holdings   after
                     consideration   of   all   relevant   factors,    which
                     determinations are reported to the Board of Trustees.
--------------------------------------------------------------------------------------------------------
Nominating Committee
--------------------------------------------------------------------------------------------------------
Members              Description                                              Meetings
-------              -----------                                              --------
H. Guy Leibler       Responsible for seeking and reviewing candidates for     As necessary.  The
Donald Stone         consideration as nominees for Trustees as is             nominating committee met
Laurence B. Ashkin   considered necessary from time to time                   once this year.


Control Persons


     Set forth below is information with respect to each person, who, to the Trust's knowledge, owned beneficially or of record more than 5% of any class of a Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of January 31, 2003.

         U.S. Fund

Name and Address                       % Hold         Record or Beneficial

Charles Schwab & Co., Inc.             16.90%                Record
101 Montgomery Street
San Francisco, CA 94104-4122

Essel Foundation                       15.20%              Beneficial
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4613

Bear Stearns Securities Corp.          12.70%                Record
1 Metrotech Center N
Brooklyn, NY 11201-3870

Stephen A. Lieber                       5.08%              Beneficial
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4613


         International Fund

Name and Address                       % Hold         Record or Beneficial

Samuel A. Lieber                        7.16%              Beneficial
2 Beach Ave
Larchmont, NY 10538-4005

Bear Stearns Securities Corp.           39.0%                Record
1 Metrotech Center N
Brooklyn, NY 11201-3870

Charles Schwab & Co., Inc.              9.7%                 Record
101 Montgomery Street
San Francisco, CA 94104-4122

Essel Foundation                        7.1%               Beneficial
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4613

FTC & Co.                               7.5%                 Record
P.O. Box 173736
Denver, CO 80217-3736


         Income and Growth Fund

Name and Address                       % Hold         Record or Beneficial

Charles Schwab & Co., Inc.             16.10%                Record
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services              7.40%                Record
55 Water Street, 32nd Floor
New York, NY 10041-0028


     As a result of its direct and beneficial ownership of 39.0% of the outstanding Class Y shares of Alpine International Real Estate Equity Fund on January 31, 2003, Bear Stearns Securities Corporation may be deemed to "control" the Fund as that term is defined in the 1940 Act.


                                 CODE OF ETHICS

     The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust and Adviser ("access persons"), as applicable. Rule 17j-1 and each Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Each Code permits Access Persons to trade securities for their own accounts and generally require them to report certain securities transactions which are permitted under the respective Code. Each Code is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission.

                               INVESTMENT ADVISER


     The management of each Fund is supervised by the Trustees of the Trust. Alpine Management & Research, LLC provides investment advisory services to the Funds pursuant to Investment Advisory Agreements entered into with the Trust (the "Advisory Agreements").


     The Adviser, located at 122 East 42nd Street, New York, New York 10168, is a Delaware limited liability company. It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients. The sole member and controlling person of the Adviser is Mr. Samuel A. Lieber. Mr. Lieber was previously associated with EAM, the former investment adviser of the U.S. Fund and the International Fund, and was primarily responsible for investment advisory services provided to those Funds.

     Under the Advisory Agreements, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. The Adviser pays the costs of printing and distributing prospectuses used for prospective shareholders.

     The method of computing the investment advisory fee for each Fund is described in the Prospectus. The advisory fees paid by the Funds to EAM and the Adviser for the three most recent fiscal periods were as follows:


         U.S. Fund

            Total Fees             Fees Waived/
Year    Accrued by Advisor       Expenses Absorbed   Balance Paid to Advisor
---- -------------------------- ------------------ -----------------------------

2002         $395,344                   $0                   $395,344
2001         $250,375                   $0                   $250,375
2000         $231,977                   $0                   $231,977

         International Fund

            Total Fees             Fees Waived/
Year    Accrued by Advisor       Expenses Absorbed   Balance Paid to Advisor
---- -------------------------- ------------------ -----------------------------

2002         $329,229                   $0                   $329,229
2001         $292,969                   $0                   $292,969
2000         $313,249                   $0                   $313,249

         Income & Growth Fund

            Total Fees             Fees Waived/
Year    Accrued by Advisor       Expenses Absorbed   Balance Paid to Advisor
---- -------------------------- ------------------ -----------------------------

2002         $224,886                 $23,505                $201,381
2001          $81,321                 $81,321                   $0
2000          $55,219                 $55,219                   $0


     Each Advisory Agreement is terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of the Fund's outstanding shares, or by a vote of a majority of the Trustees or by the Adviser. The Advisory Agreements provide that they will automatically terminate in the event of their assignment. Each Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.


     The U.S. Fund's and the International Fund's Advisory Agreements became effective on February 17, 1998 and have initial terms of two years. The agreements were approved by the persons then serving as Trustees, including a majority of the Trustees who were not "interested persons" of the Trust, as defined by the 1940 Act ("Independent Trustees"), on December 17, 1997 and were approved by shareholders of each Fund at a meeting held on February 17, 1998. The Income and Growth Fund's Investment Advisory Agreement also has an initial term of two years and was approved by the Trustees, including a majority of the Independent Trustees, on April 13, 1998. Each Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval. The continuances of the Advisory Agreements was approved by the Trust's Board of Trustees, including a majority of Independent Trustees at a meeting held on March 25, 2002.


     Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more clients of the Adviser are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


     The Funds have adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund or between a Fund and certain other accounts that are managed by the Adviser. Each Fund may from time to time engage in such transactions in accordance with these procedures.


                                   DISTRIBUTOR

     Each Fund has entered into a distribution agreement with Quasar Distributors, LLC (the "Distributor"). The Funds have authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of each Fund, including such advertising and promotion as it believes reasonable in connection with such solicitation.

                             ALLOCATION OF BROKERAGE

     Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser, subject to the supervision of the Trustees. A substantial portion of the transactions in equity securities for the U.S. Fund and Income and Growth Fund will occur on domestic stock exchanges. A substantial portion of the transactions in equity securities for the International Fund will occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated. However, on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

     It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

     The policy of the Funds regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds' policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees of the Trust believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Funds and the Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     In seeking to implement the Funds' policies, the Adviser effects transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Funds directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.


     The Funds paid $413,509 in brokerage commissions for the fiscal year ending October 31, 2002. Of the total brokerage commissions paid during that period, the following amounts were paid for research, statistical or other services to the Adviser:

                                      Percentage of Total Total Dollar Value of
               Fund       Amount          Commissions          Transactions
-------------------- -------------- --------------------- ----------------------

U.S. Fund              $   150,388            36%                $   50,947,611
International Fund     $    16,595            4%                 $    7,448,381
Income & Growth Fund   $     2,565            1%                 $    1,005,255


                           ADDITIONAL TAX INFORMATION

       (See also "Dividends, Distributions and Taxes" in the Prospectuses)

     Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by a Fund will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

     Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

     Distributions will be taxable as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders which receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

     Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. The backup withholding rate is (i) 30% for amounts paid during 2002 and 2003,
(ii) 29% for amounts paid during 2004 and 2005 and (iii) 28% for amounts paid during 2006 through 2010. Under current law, the backup withholding rate for amounts paid after December 31, 2010 will be 31%, although legislation may be enacted which provides for a different rate. If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions. The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).

     Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations

     Each Fund maintains accounts and calculates income in U.S. dollars. In general, gains or losses on the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in exchange rates between the date the debt security is acquired and the date of disposition, gains and losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities, and gains and losses from the disposition of foreign currencies and foreign currency forward contracts will be treated as ordinary income or loss. These gains or losses increase or decrease, respectively, the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

     Each Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules. The Funds anticipate that their hedging activities will not adversely affect their regulated investment company status.

     Income received by a Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by the Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

     Each Fund intends to meet for each taxable year the requirements of the Code to "pass through" to its shareholders foreign income taxes paid if it is determined by the Adviser to be beneficial to do so. There can be no assurance that the Fund will be able to pass through foreign income taxes paid. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, generally will not be affected by any such "pass through" of foreign tax credits.

     Each Fund may invest in equity interests of certain entities that may qualify as "passive foreign investment companies". Generally, the income of such companies may become taxable to the Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. The Code generally allows the Funds to elect to mark to market and recognize gains on such investments at each Fund's taxable year end. Each Fund will take steps to minimize income taxes and interest charges arising from such investments. Application of these rules may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. Each Fund will monitor its investments in equity interests in "passive foreign investment companies" to ensure its ability to comply with these distribution requirements.

                                 NET ASSET VALUE

     The following information supplements that set forth in the Funds' Prospectuses in the Section entitled "HOW TO BUY SHARES - How the Funds Value Their Shares".


     The net asset value of a Fund's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. The Fund's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

               Net Assets        =       Net Asset Value per share
       ------------------------------
            Shares Outstanding


     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.

         An example of how the Funds calculated their net asset value per share as of October 31, 2002 is as follows:

U.S. Fund
                                 $36,082,592            =       $17.53
                        ------------------------------
                                  2,057,999

International Fund

                                 $31,457,195            =       $13.81
                        ------------------------------
                                  2,278,405

Income and Growth Fund

                                 $49,650,237            =       $13.55
                        ------------------------------
                                  3,664,418


     To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trust. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.


                               PURCHASE OF SHARES

     The following information supplements that set forth in the Funds' Prospectuses under the heading "HOW TO BUY SHARES".

General

     Shares of the Funds are offered on a continuous basis by the Distributor at a price equal to their net asset value without any front-end, level load, contingent sales charges, or Rule 12b-1 distribution expenses. Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value. Investors may purchase shares of the Funds at net asset value by mail or wire as described in the Prospectus.

     In addition, each Fund has authorized one or more brokers to accept on a Fund's behalf purchase and redemption orders ("authorized brokers"). Such authorized brokers may designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, an authorized broker's designee, accepts the order. Such orders will be priced at the net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

     The minimum initial investment in each Fund is $1,000; there is no minimum for subsequent investments. Investors may use the Application available from the Distributor for his or her initial investment. Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A broker may impose transaction fees on the purchase and/or sale of Fund shares. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

     Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.


     Since January 3, 1995, contingent deferred sales charges were paid to the BISYS Fund Services Limited Partnership ("BISYS"), the former distributor for the U.S. Fund, with respect to Class B shares. Class B shares are in the process of being terminated.

     With respect to the U.S. Fund, the following commissions were paid to and amounts retained by BISYS for the two fiscal years ended October 31, and one fiscal year ended September 30:

                              Year Ended    Year Ended
               U.S. Fund       10/31/02      10/31/01    Year Ended 9/30/00
Commissions Received          $3131.82       $957.59          $2,129.39
Commissions Retained             $0            $4.73            $131.19


                         ANTI-MONEY LAUNDERING PROGRAM.

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor, Co-Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

     As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

                                   REDEMPTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "HOW TO REDEEM SHARES."

     Wire Redemption Privilege - By using this privilege, the investor authorizes the Fund's transfer agent to act on telephone redemption instructions from any person representing himself or herself to be the investor and reasonably believed by the transfer agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this privilege on the next business day after receipt by the transfer agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Application, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. A $15 charge is deducted from redemption proceeds. Immediate notification by the correspondent bank to the investor's bank may be necessary to avoid a delay in crediting the funds to the investor's bank account.

     To change the commercial bank, or account designated to receive redemption proceeds, a written request must be sent to Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. This request must be signed by each shareholder, with each signature guaranteed as described in the Prospectus under "HOW TO REDEEM SHARES --Redeeming Shares by Mail."

     Suspension of Redemptions -- The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission such that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.



                  HISTORY OF THE FUNDS AND GENERAL INFORMATION

Capitalization and Organization

     The Funds are each separate series of Alpine Equity Trust (formerly Evergreen Global Equity Trust), a Massachusetts business trust organized in 1988. The Trust is governed by its Board of Trustees. The Funds may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. All shares of the Funds have equal rights and privileges. The outstanding shares of the Funds consist of Class Y shares of each of the Funds. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

     On February 17, 1998, in connection with the acquisition of certain of the assets of EAM that relate to the management of the Funds by the Adviser, the names of the Trust, the U.S. Fund and International Fund were changed from Evergreen Global Equity Trust, Evergreen U.S. Real Estate Equity Fund and Evergreen Global Real Estate Equity Fund.

     Under the Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

     Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

     The Trustees are authorized to classify and reclassify any issued class of shares of a Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

     In addition the Trustees may, in the future, create additional classes of shares of the Funds. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

     Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.

     Under Massachusetts law, shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Trust's Declaration of trust provides that no shareholder will be personally liable for the obligations of the Trust and requires that every written contract made by the Trust contain a provision to that effect. If any shareholder were required to pay any liability of the Trust, that person would generally be entitled to reimbursement from the general assets of the Trust.

Distributor

     The Distributor, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, WI 53202, serves as each Fund's principal underwriter. It has entered into agreements with brokerage firms to act as dealers in connection with sale of shares of the Funds and may solicit orders from the public to purchase shares of the Funds. The
Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and the Distributor, the Fund has agreed to indemnify the Distributor for certain losses and liabilities, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities arising under the 1933 Act.

Administrator

     U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), located at 615 East Michigan Street, Milwaukee, WI 53202, provides administration services to the Funds. These services include: assisting in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser, the custodian, the transfer agent or the fund accounting agent); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders. The Trust pays U.S. Bancorp for such services, with respect to the Class Y shares,a minimum annual fee equal to (i) $25,000 for the U.S. Fund, (ii) $30,000 for the International Fund, and (iii) $15,000 for the Income and Growth Fund, for the first $27,500,000 of each Fund's average daily net assets, plus 0.05% of each Fund's average daily net assets from $27,500,001 to $400 million and 0.04% of each Fund's average daily net assets in excess of $400 million. With respect to Class B shares, each Fund pays a minimum annual fee equal to $10,000 for the first $12,750,000 of each Fund's average daily net assets, plus 0.05% of each Fund's average daily net assets from $12,750,001 to $400 million and 0.04% of each Fund's average daily net assets in excess of $400 million. For accounting services, with respect to Class Y shares, the Trust pays U.S. Bancorp, a minimum annual fee equal to (i) $25,000 for the first $27,500,000 of the average daily net assets of the Income and Growth Fund, (ii) $32,500 for the first $27,500,000 of the average daily net assets of the International Fund, (iii) $32,500 for the first $27,500,000 of the average daily net assets of the U.S. Fund, plus 0.02% of each Fund's average daily net assets from $27,500,001 to $300 million, 0.015% of each Fund's average daily net assets on the next $500 million, and 0.01% of each Fund's average daily net assets in excess of $800 million. With respect to Class B shares, each Fund pays the greater of a minimum annual fee of $10,000 or 35% of the accounting fees charged to the initial class, plus 0.02% of each Fund's average daily net assets from $12,750,001 to $400 million, 0.015% of each Fund's average daily net assets on the next $500 million, and 0.01% of each Fund's average daily net assets in excess of $900 million.

     The fees paid to U.S. Bancorp for administrative services for the years ended October 31, 2002 were:

Fund                                  Administration Fee Paid
----                                  -----------------------
U.S. Fund                                         $58,329
International Fund                                $49,523
Income and Growth Fund                            $18,472



Transfer Agent and Fund Accounting Agent

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, acts as each Fund's transfer agent and dividend-disbursing agent. It also provides accounting services to the Fund.


Independent Accountants

     PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI, 53202, has been selected to be the independent accountants of the Funds.


Custodian

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, acts as each Fund's custodian. PERFORMANCE INFORMATION

Total Return

     From time to time each Fund may advertise its "total return". A Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). A Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

     The shares of the Funds outstanding prior to January 3, 1995, have been reclassified as Class Y shares. Set forth in the tables below is the average annual compounded total return for shares being offered by the Funds for the one, five and ten year fiscal periods (to the extent the class has existed for such periods) ended October 31, 2002 for the U.S. Fund, International Fund and the Income & Growth Fund, and from inception through such dates.

     Average annual total return are calculated according to the following formula:

                                 P(1 + T)n = ERV

Where:
    "P"   =  represents a hypothetical initial investment of $1,000;
    "T"   =  represents average annual total return;
    "n"   =  represents the number of years; and
    "ERV" =  represents the ending  redeemable  value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.



     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The Funds' return computed at the public offering price for the years ended October 31, 2002 are set forth below:

              Average Annual Total Return
                        One Year     5 Years    10 Years    Life of Fund(1)
                        --------     -------    --------    ---------------
U.S. Fund                29.47%       2.00%        N/A          10.90%
International Fund       14.03%       1.74%       5.35%          3.33%
Income and Growth Fund   21.21%        N/A         N/A          15.72%
----------------

(1)The inception date for the U.S. Fund is Sept. 3, 1993, the International Fund is Feb. 1, 1989, and Income and Growth Fund is Dec. 29, 1998


     Average Annual Total Return (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

Where:
    "P"       =  represents a hypothetical initial investment of $1,000;
    "T"       =  represents average annual total return;
    "n"       =  represents the number of years; and
    "ATV(D)"  =  represents the ending value of the hypothetical initial investment after taxes on
                 distributions, not after
                 taxes on redemption.
                 Dividends and other
                 distributions are assumed to
                 be reinvested in shares at
                 the prices in effect on the
                 reinvestment dates. ATV(D)
                 will be adjusted to reflect
                 the effect of any absorption
                 of Fund expenses by the
                 Advisor.


     The average annual total returns (after taxes on distributions for the years ended October 31, 2002 are as follows:

           Average Annual Total Return (after Taxes on Distributions)

                       One Year        5 Years       10 Years   Life of Fund(1)
                       --------        -------       --------   ---------------
U.S. Fund               29.47%          0.70%           N/A          9.14%
International Fund      13.20%          1.55%          4.91%         2.98%
Income and Growth Fund  18.36%           N/A            N/A         12.77%
------------

(1)The inception dates for the U.S. Fund is Sept. 3, 1993, the International Fund is Feb. 1, 1989, and Income and Growth Fund is Dec. 29, 1998


     Average Annual Total Return (after Taxes on Distributions and Redemption) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                              P (1+ T)(n) = ATV(DR)

Where:
    "P"        = represents a hypothetical initial investment of $1,000;
    "T"        = represents average annual total return;
    "n"        = represents the number of years; and
    "ATV(DR)"  = represents the ending redeemable value of  the hypothetical initial investment after
                 taxes on distributions and
                 redemption. Dividends and
                 other distributions are
                 assumed to be reinvested in
                 shares at the prices in
                 effect on the reinvestment
                 dates. ATV(DR) will be
                 adjusted to reflect the
                 effect of any absorption of
                 Fund expenses by the Advisor.

     The average annual total returns (after taxes on distributions and redemption) for the years ended October 31, 2002 are as follows:

    Average Annual Total Return (after Taxes on Distributions and Redemption)
                       One Year        5 Years       10 Years    Life of Fund(1)
                       --------        -------       --------    ---------------
U.S. Fund               18.09%          0.93%           N/A           8.19%
International Fund       8.57%          1.30%          4.21%          2.57%
Income and Growth Fund  13.08%           N/A            N/A          11.31%
-------------------

(1)The inception dates for the U.S. Fund is Sept. 3, 1993, the International Fund is Feb. 1, 1989, and Income and Growth Fund is Dec. 29, 1998


Non-Standardized Performance

     In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                                     GENERAL

     From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, Europe, Australia and Far East index, Morgan Stanley Capital International Equity Emerging Markets Free Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

     All shareholder inquiries may be directed to the shareholder's broker, or may be directed to the Funds at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


     The Funds' financial statements appearing in their most current fiscal year Annual Report to shareholders and the report thereon of PricewaterhouseCoopers LLP, the Funds' independent accountants appearing therein, are incorporated by reference in this Statement of Additional Information. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.




                                  APPENDIX "A"
                           DESCRIPTION OF BOND RATINGS

     Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

     AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

     BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

     D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

     Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

                           DESCRIPTION OF NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o        SP-1 Very strong or strong capacity to pay principal and interest.
         Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o        SP-2 Satisfactory capacity to pay principal and interest.
o        SP-3 Speculative capacity to pay principal and interest.

     Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                            COMMERCIAL PAPER RATINGS

     Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

     Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

     Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.



                                  APPENDIX "B"
                               FUTURES AND OPTIONS

     The  following   information   should  be  read  in  conjunction  with  the
discussions of options and futures elsewhere in this Statement of Additional Information.

                              OPTIONS ON SECURITIES

     An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

     Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

     Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. Options on securities and indices purchased and written by the Portfolios may be traded on NASDAQ rather than on an exchange. Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

     An option position in an exchange traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the stock pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

     Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

     Each Fund may also invest in so-called "synthetic" options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

     Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety. An American style option may be exercised by the holder at any time after it is purchased until it expires. A European style option may be exercised only on its expiration date. When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund. Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Funds.

                            OPTIONS ON STOCK INDICES

     In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

     The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND STOCK INDICES

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.

     A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index. The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

                          OPTIONS ON FUTURES CONTRACTS

     An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.




                               ALPINE EQUITY TRUST
                                     PART C
                                OTHER INFORMATION


Item 23.  Exhibits.

(a)  Declaration of Trust
     (i)  Certificate of Amendment to Declaration of Trust(1)
     (ii) Certificate of Designation, amended April 13, 1998(2)
     (iii)Certificate of  Designation,  amended  December 14, 1998(3)
(b)  Bylaws
     (i)  Amendment to Bylaws updated September 28, 1998 (2)
(c)  Instruments Defining Rights of Security Holders (1)
(d)  Investment Advisory Agreement, as amended April 13, 1998(2)
(e)  Distribution Agreement - Filed herewith
(f)  Bonus or Profit Sharing Contracts-- Not applicable.
(g)  Custody Agreement - Filed herewith
(h)  Other Material Contracts
     (i)  Fund Administration Servicing Agreement - Filed herewith
     (ii) Transfer Agent Servicing Agreement - Filed herewith
     (iii) Fund Accounting Servicing Agreement - Filed herewith
     (iv) Omnibus Fee Agreement (2)
     (v)  Form of Expense Limitation Agreement(4)
(i)  Opinion and Consent of Counsel
(j)  Consent of Independent Public Accountants - Filed herewith.
(k)  Omitted Financial Statements-- Not applicable.
(l)  Agreement Relating to Initial Capital - Not applicable
(m)  Rule 12b-1 Plan
     (i)  Distribution Plan for Alpine U.S Real Estate Equity Fund (1)
     (ii) Distribution Plan for Alpine International Real Estate Equity Plan(1)
     (iii) Distribution Plan for Alpine Realty Income and Growth Fund(2)
(n)  Rule 18f-3 Plan(1)
(o)  Reserved.
(p)  Code of Ethics
     (i) Joint Code of Ethics for Registrant and Alpine Management & Research, LLC(5)

------------------

(1) Incorporated by reference to Registrant's previous Registration Statements on Form N-1A (Registrant's File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.
(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 28, 1998.
(3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 14, 1998.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on January 31, 2000.
(5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on January 26, 2001.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     As a result of its direct and beneficial ownership of 39.0% of the outstanding Class Y shares of Alpine International Real Estate Equity Fund on January 31, 2003, Bear Stearns Securities Corporation may be deemed to "control" the Fund as that term is defined in the 1940 Act.

Item 25.  Indemnification.

     Article XI of the Registrant's By-laws contains the following provisions regarding indemnification of Trustees and officers:

SECTION 11.1 Actions Against Trustee or Officer. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than any action or suit by or in the right of the Trust) against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the claim, action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon the plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 11.2 Derivative Actions Against Trustees or Officers. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which the individual has been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for those expenses which the court shall deem proper, provided such Trustee or officer is not adjudged to be liable by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 11.3 Expenses of Defense. In defense of any action, suit or proceeding referred to in Section 11.1 or 11.2 or in defense of any claim, issue, or matter therein, a Trustee or officer of the Trust who reasonably believed his or her action to be in the best interests of the Trust shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith, subject to the requirements of section 11.4.

SECTION 11.4 Required Standard of Conduct.

(a) Unless a court orders otherwise,  any indemnification  under Section 11.1 or
11.2 may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in
Section 11.1 or 11.2. The determination shall be made by:

     (i) the Trustees, by a majority vote of a quorum consisting of Trustees who were not parties to the action, suit or proceeding; or if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs,

     (ii) an independent legal counsel in a written opinion.

(b) Nothing contained in this Article XI shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (any such conduct being hereinafter called "Disabling Conduct"). No indemnification shall be made pursuant to this Article XI unless:

     (i) There is a final determination on the merits by a court or other body before whom the action, suit or proceeding was brought that the individual to be indemnified was not liable by reason of Disabling Conduct; or

     (ii) In the absence of such a judicial determination, there is a reasonable determination, based upon a review of the facts, that such individual was not liable by reason of Disabling Conduct, which determination shall be made by:

          (A) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

          (B)  An independent legal counsel in a written opinion.

SECTION 11.5 Advance Payments. Notwithstanding any provision of this Article XI, any advance payment of expenses by the Trust to any Trustee or officer of the Trust shall be made only upon the undertaking by or on behalf of such Trustee or officer to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Trustee or officer to be indemnified provides a security for his undertaking; or

(b) The Trust is insured against losses arising by reason of any lawful advances; or

(c) There is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

     (i) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

     (ii) An independent legal counsel in a written opinion.

SECTION 11.6 Former Trustees and Officers. The indemnification  provided by this
Article XI shall continue as to an individual who has ceased to be a Trustee or officer of the Trust and inure to the benefit of the legal representatives of such individual and shall not be deemed exclusive of any other rights to which any Trustee, officer, employee or agent of the Trust may be entitled under any agreement, vote of Trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding office as such; provided, that no Person may satisfy any right of indemnity granted herein or to which he may be otherwise entitled, except out of the Trust Property, and no Shareholder shall be personally liable with respect to any claim for indemnity.

SECTION 11.7 Insurance. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, the Trust shall not purchase insurance to indemnify any Trustee or officer against liability for any conduct in respect of which the 1940 Act prohibits the Trust itself from indemnifying him.

SECTION 11.8 Other Rights to Indemnification. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Law, agreement, vote of Shareholders or disinterested Trustees or otherwise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.

The information required by this item with respect to Alpine Management & Research, L.L.C. is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, L.L.C.

Item 27.  Principal Underwriter.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:
--------------------------------------------------------------------------------
          Advisors Series Trust               The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                       Investec Funds
    Alpha Analytics Investment Trust               Jacob Internet Fund
           Alpine Equity Trust                  The Jensen Portfolio, Inc.
           Alpine Series Trust                         Kenwood Funds
     Alternative Investment Advisors             Kit Cole Investment Trust
            Blue & White Fund                   Light Revolution Fund, Inc.
         Brandes Investment Trust                    The Lindner Funds
      Brandywine Advisors Fund, Inc.                    LKCM Funds
           Brazos Mutual Funds             Matrix Asset Advisor Value Fund, Inc.
     Builders Fixed Income Fund, Inc.               Monetta Fund, Inc.
            CCM Advisors Funds                         Monetta Trust
       CCMA Select Investment Trust                     MUTUALS.com
        Country Mutual Funds Trust              MW Capital Management Funds
            Cullen Funds Trust                        Optimum Q Funds
          DAL Investment Company                PIC Investment Trust Funds
         Dow Jones Islamic Index             Professionally Managed Portfolios
              Everest Funds                      Prudent Bear Mutual Funds
        First American Funds, Inc.                 Purisima Funds Trust
First American Insurance Portfolios, Inc.             Quintara Funds
  First American Investment Funds, Inc.                Rainier Funds
   First American Strategy Funds, Inc.               SEIX Funds, Inc.
             FFTW Funds, Inc.                  TIFF Investment Program, Inc.
         Fort Pitt Capital Funds                Thompson Plumb Funds, Inc.
               Gintel Fund                 TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                         Wexford Trust
       Harding, Loevner Funds, Inc.                    Zodiac Trust
         The Hennessy Funds, Inc.
--------------------------------------------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
Donna J. Berth     Treasurer                        None
Joe Redwine        Board Member                     None
Bob Kern           Board Member                     None
Eric W. Falkeis    Board Member                     None
------------------ -------------------------------- ----------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not applicable.

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                     Are located at:
-------------------                      ---------------

Registrant's Fund Administrator, Fund    U.S. Bancorp Fund Services, LLC
Accountant, Transfer Agent, and          615 East Michigan Street
Principal Underwriter                    Milwaukee, WI  53202

Registrant's Investment Adviser          Alpine Management & Research, L.L.C.,
                                         122 East 42nd Street, 37th Floor,
                                         New York, New York 10168
                                         (records required by paragraphs
                                         (a)(4), (a)(5),
                                         (a)(6), (a)(10), (a)(11), and
                                         (f) of Rule 31a-1)

Registrant's Custodian                   U.S. Bank, N.A.
                                         425 Walnut Street
                                         Cincinnati, OH  54202


Item 29.  Management Services Not Discussed in Parts A and B.

          Not applicable.

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 28th day of February, 2003.

                           ALPINE EQUITY TRUST

                           By: /s/ Samuel A. Lieber
                           Samuel A. Lieber, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on April 29, 2002 by the following persons in the capacities indicated.

Signature                                               Title

/s/ Samuel A. Lieber                                    President and Trustee
--------------------
Samuel A. Lieber

/s/ Laurence B. Ashkin                                  Trustee
----------------------
Laurence B. Askin

/s/ H. Guy Leibler                                      Trustee
------------------
H. Guy Leibler

/s/ Donald Stone                                        Trustee
-------------------
Donald Stone




EXHIBIT INDEX

      Exhibit                                                  Exhibit No.

      Distribution Agreement                                   EX-99.e
      Custody Agreement                                        EX-99.g
      Fund Administration Servicing Agreement                  EX-99.h.i
      Transfer Agent Servicing Agreement                       EX-99.h.ii
      Fund Accounting Servicing Agreement                      EX-99.h.iii
      Consent of Independent Public Accountants                EX-99.j.